DECHERT LLP
1900 K STREET, N.W.
WASHINGTON, D.C. 20006
(202) 261-3300
April 9, 2021
VIA ELECTRONIC TRANSMISSION
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:       The Weitz Funds (the “Trust”)
File Nos. 333-107797 and 811-21410
Greetings:
Please find attached for filing on behalf of the Trust, in electronic format, a copy of a Registration Statement on Form N-14.  This filing is being made in connection with a proposed reorganization transaction (the “Reorganization”) involving a separate investment series of the Trust, the Weitz Core Plus Income Fund (the “Acquiring Fund”), and the Great Lakes Bond Fund (the “Acquired Fund”), which is a separate investment series of a non-affiliated registered investment company, Managed Portfolio Series.  The Acquiring Fund is advised by Weitz Investment Management, Inc. and the Acquired Fund is advised by Great Lakes Advisors, LLC.
Please note that following a careful consideration of the relevant facts and circumstances relating to the Reorganization, the parties have determined that the Acquiring Fund should be designated as the accounting successor with respect to the Reorganization in accordance with the guidance provided by the staff of the Commission in North American Security Trust (pub. avail. August 5, 1994) and other similar Commission guidance relating to the selection of accounting successors in investment company merger transactions.
Pursuant to Rule 488 under the Securities Act of 1933, the Trust proposes that the Registration Statement shall become effective thirty days after filing.
Thank you for your attention to this filing.  Please do not hesitate to contact the undersigned at (202) 261-3364 or Gary Brooks at (202) 261-3393 if you have any questions or comments regarding this filing.
Very truly yours,
/s/ Patrick W.D. Turley
cc:        John Detisch, Esq.
James Boyne
Weitz Investment Management, Inc.